Schedule of Investments(a)
May 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–90.75%
Aerospace & Defense–2.60%
Bombardier, Inc. (Canada),
8.75%, 12/01/2021(b)	$1,614,000	$1,173,677
5.75%, 03/15/2022(b)	2,034,000	1,357,136
7.50%, 03/15/2025(b)	4,486,000	2,739,264
7.88%, 04/15/2027(b)	2,362,000	1,430,557
Spirit AeroSystems, Inc.,
7.50%, 04/15/2025(b)	1,868,000	1,866,842
4.60%, 06/15/2028	1,112,000	889,600
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	5,218,000	4,860,254
TransDigm, Inc.,
6.50%, 07/15/2024	1,266,000	1,243,978
6.50%, 05/15/2025	2,936,000	2,848,228
6.25%, 03/15/2026(b)	1,566,000	1,604,899
Triumph Group, Inc.,
5.25%, 06/01/2022	2,400,000	1,971,564
6.25%, 09/15/2024(b)	157,000	135,036
7.75%, 08/15/2025	5,404,000	3,532,298
		25,653,333
Agricultural & Farm Machinery–0.51%
Titan International, Inc., 6.50%, 11/30/2023	9,131,000	4,986,850
Airlines–0.29%
Delta Air Lines, Inc., 7.00%, 05/01/2025(b)	2,751,000	2,846,228
Alternative Carriers–1.15%
CenturyLink, Inc.,
Series S, 6.45%, 06/15/2021	1,411,000	1,454,212
Series Y, 7.50%, 04/01/2024	4,292,000	4,732,381
Level 3 Financing, Inc.,
5.38%, 05/01/2025	1,282,000	1,320,351
5.25%, 03/15/2026	3,724,000	3,862,961
		11,369,905
Aluminum–0.22%
Novelis Corp., 4.75%, 01/30/2030(b)	2,269,000	2,161,120
Apparel Retail–0.75%
L Brands, Inc.,
6.88%, 11/01/2035	4,409,000	3,669,258
6.75%, 07/01/2036	1,490,000	1,246,757
Michaels Stores, Inc., 8.00%, 07/15/2027(b)	3,063,000	2,472,806
		7,388,821
Apparel, Accessories & Luxury Goods–0.83%
Hanesbrands, Inc., 5.38%, 05/15/2025(b)	3,063,000	3,147,232
William Carter Co. (The),
5.50%, 05/15/2025(b)	1,528,000	1,577,660
5.63%, 03/15/2027(b)	3,379,000	3,461,431
		8,186,323
	Principal Amount	Value
Application Software–0.11%
Boxer Parent Co., Inc., 7.13%, 10/02/2025(b)	$1,056,000	$1,108,800
Auto Parts & Equipment–1.28%
Adient Global Holdings Ltd., 4.88%, 08/15/2026(b)	2,248,000	1,894,007
Adient US LLC, 9.00%, 04/15/2025(b)	931,000	997,324
Clarios Global L.P., 6.75%, 05/15/2025(b)	1,227,000	1,277,871
Dana, Inc.,
5.50%, 12/15/2024	1,322,000	1,326,819
5.38%, 11/15/2027	2,324,000	2,235,398
Hertz Corp. (The),
7.63%, 06/01/2022(b)(c)	1,153,000	502,276
7.13%, 08/01/2026(b)(c)	1,551,000	267,307
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 8.50%, 05/15/2027(b)	2,706,000	2,661,527
Tenneco, Inc., 5.00%, 07/15/2026	2,766,000	1,418,557
		12,581,086
Automobile Manufacturers–2.31%
Ford Motor Co.,
8.50%, 04/21/2023	1,645,000	1,712,363
9.00%, 04/22/2025	1,534,000	1,618,370
9.63%, 04/22/2030	826,000	918,925
4.75%, 01/15/2043	2,358,000	1,812,713
Ford Motor Credit Co. LLC,
4.39%, 01/08/2026	2,524,000	2,378,870
5.11%, 05/03/2029	3,948,000	3,701,447
General Motors Co., 6.13%, 10/01/2025	2,387,000	2,611,081
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	8,045,000	8,036,472
Motors Liquidation Co., 0.00%, 07/15/2033(c)(d)	14,770,000	0
		22,790,241
Automotive Retail–2.18%
Asbury Automotive Group, Inc., 4.75%, 03/01/2030(b)	575,000	553,797
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/2024(b)	7,702,000	7,385,101
Lithia Motors, Inc.,
5.25%, 08/01/2025(b)	2,065,000	2,031,227
4.63%, 12/15/2027(b)	1,237,000	1,197,571
Murphy Oil USA, Inc.,
5.63%, 05/01/2027	1,610,000	1,684,157
4.75%, 09/15/2029	1,563,000	1,609,913
Penske Automotive Group, Inc., 5.50%, 05/15/2026	7,105,000	7,014,873
		21,476,639
Broadcasting–2.36%
AMC Networks, Inc.,
5.00%, 04/01/2024	3,466,000	3,485,496
4.75%, 08/01/2025	1,457,000	1,471,723

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value
Broadcasting–(continued)
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/2024	$7,360,000	$6,713,829
Gray Television, Inc., 7.00%, 05/15/2027(b)	4,142,000	4,384,576
iHeartCommunications, Inc., 8.38%, 05/01/2027	5,979,000	5,604,206
TV Azteca S.A.B. de C.V. (Mexico), 8.25%, 08/09/2024(b)	2,905,000	1,622,864
		23,282,694
Building Products–0.29%
AZEK Co. LLC (The), 9.50%, 05/15/2025(b)	493,000	529,975
Standard Industries, Inc., 6.00%, 10/15/2025(b)	2,220,000	2,310,165
		2,840,140
Cable & Satellite–5.97%
Altice Financing S.A. (Luxembourg), 7.50%, 05/15/2026(b)	3,510,000	3,703,699
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 02/15/2026(b)	7,396,000	7,728,783
4.50%, 08/15/2030(b)	5,276,000	5,486,222
CSC Holdings LLC,
7.75%, 07/15/2025(b)	1,071,000	1,119,848
10.88%, 10/15/2025(b)	5,809,000	6,303,027
6.50%, 02/01/2029(b)	2,625,000	2,904,051
5.75%, 01/15/2030(b)	826,000	872,723
DISH DBS Corp.,
5.88%, 11/15/2024	6,155,000	6,092,804
7.75%, 07/01/2026	2,782,000	2,892,765
DISH Network Corp., Conv., 3.38%, 08/15/2026	3,951,000	3,491,297
Intelsat Jackson Holdings S.A. (Luxembourg),
5.50%, 08/01/2023(c)	2,970,000	1,574,412
8.50%, 10/15/2024(b)(c)	3,410,000	1,952,583
9.75%, 07/15/2025(b)(c)	2,428,000	1,408,495
Telenet Finance Luxembourg Notes S.a r.l. (Belgium), 5.50%, 03/01/2028(b)	3,000,000	3,165,000
UPC Holding B.V. (Netherlands), 5.50%, 01/15/2028(b)	1,000,000	967,685
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 08/15/2026(b)	3,502,000	3,661,008
VTR Finance B.V. (Chile), 6.88%, 01/15/2024(b)	4,647,000	4,766,474
Ziggo B.V. (Netherlands), 5.50%, 01/15/2027(b)	225,000	237,183
Ziggo Bond Co B.V. (Netherlands), 5.13%, 02/28/2030(b)	488,000	501,344
		58,829,403
Casinos & Gaming–3.07%
Boyd Gaming Corp.,
8.63%, 06/01/2025(b)	1,230,000	1,317,945
6.38%, 04/01/2026	730,000	727,821
6.00%, 08/15/2026	1,499,000	1,463,129
Cirsa Finance International S.a.r.l. (Spain), 7.88%, 12/20/2023(b)	1,368,000	1,265,512
	Principal Amount	Value
Casinos & Gaming–(continued)
Codere Finance 2 (Luxembourg) S.A. (Spain), 7.63%, 11/01/2021(b)	$2,114,000	$990,409
Melco Resorts Finance Ltd. (Hong Kong), 5.63%, 07/17/2027(b)	1,807,000	1,810,795
MGM China Holdings Ltd. (Macau), 5.88%, 05/15/2026(b)	851,000	848,736
MGM Resorts International,
7.75%, 03/15/2022	5,095,000	5,314,467
6.75%, 05/01/2025	3,165,000	3,228,300
Scientific Games International, Inc.,
8.25%, 03/15/2026(b)	1,258,000	1,157,561
7.00%, 05/15/2028(b)	1,856,000	1,637,577
Station Casinos LLC, 4.50%, 02/15/2028(b)	2,052,000	1,814,738
Studio City Finance Ltd. (Macau), 7.25%, 02/11/2024(b)	4,037,000	4,027,331
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(b)	4,770,000	4,638,753
		30,243,074
Coal & Consumable Fuels–0.81%
Parsley Energy LLC/Parsley Finance Corp.,
5.38%, 01/15/2025(b)	1,116,000	1,099,941
4.13%, 02/15/2028(b)	818,000	764,319
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(b)	8,108,000	6,167,877
		8,032,137
Commodity Chemicals–0.69%
Koppers, Inc., 6.00%, 02/15/2025(b)	3,677,000	3,394,276
Olin Corp., 5.63%, 08/01/2029	3,749,000	3,397,100
		6,791,376
Communications Equipment–0.36%
Hughes Satellite Systems Corp.,
7.63%, 06/15/2021	2,109,000	2,209,125
5.25%, 08/01/2026	1,250,000	1,298,200
		3,507,325
Construction & Engineering–0.29%
Valmont Industries, Inc., 5.00%, 10/01/2044	2,811,000	2,878,381
Construction Materials–0.19%
Cemex S.A.B. de C.V. (Mexico), 5.45%, 11/19/2029(b)	2,020,000	1,890,387
Consumer Finance–1.38%
Navient Corp.,
7.25%, 01/25/2022	2,639,000	2,631,677
7.25%, 09/25/2023	5,808,000	5,593,772
5.00%, 03/15/2027	1,897,000	1,627,863
Springleaf Finance Corp., 8.88%, 06/01/2025	3,581,000	3,733,192
		13,586,504
Copper–1.84%
First Quantum Minerals Ltd. (Zambia), 7.50%, 04/01/2025(b)	7,686,000	6,995,067
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	7,829,000	7,773,453
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value
Copper–(continued)
Taseko Mines Ltd. (Canada), 8.75%, 06/15/2022(b)	$5,925,000	$3,398,077
		18,166,597
Data Processing & Outsourced Services–0.47%
Alliance Data Systems Corp., 4.75%, 12/15/2024(b)	2,903,000	2,606,386
Cardtronics, Inc./Cardtronics USA, Inc., 5.50%, 05/01/2025(b)	2,095,000	1,976,936
		4,583,322
Department Stores–0.90%
Kohl’s Corp.,
9.50%, 05/15/2025	315,000	335,175
5.55%, 07/17/2045	2,800,000	2,198,198
Macy’s, Inc., 8.38%, 06/15/2025(b)	3,220,000	3,272,325
Nordstrom, Inc., 8.75%, 05/15/2025(b)	2,825,000	3,036,202
		8,841,900
Distributors–0.70%
Core & Main Holdings L.P., 9.38% PIK Rate, 8.63% Cash Rate, 09/15/2024(b)(e)	7,209,000	6,910,872
Diversified Banks–0.89%
Barclays Bank PLC (United Kingdom), 7.63%, 11/21/2022	1,212,000	1,303,494
Credit Agricole S.A. (France), 8.13%(b)(f)	3,082,000	3,543,314
Societe Generale S.A. (France), 7.38%(b)(f)	2,005,000	2,023,105
Standard Chartered PLC (United Kingdom), 7.50%(b)(f)	1,836,000	1,892,080
		8,761,993
Diversified Capital Markets–0.06%
Credit Suisse Group AG (Switzerland), 5.10%(b)(f)	662,000	613,178
Diversified Chemicals–0.37%
Chemours Co. (The), 7.00%, 05/15/2025	1,735,000	1,691,807
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.38%, 09/01/2025(b)	2,017,000	1,932,538
		3,624,345
Diversified Metals & Mining–0.55%
Hudbay Minerals, Inc. (Canada),
7.25%, 01/15/2023(b)	1,100,000	1,044,290
7.63%, 01/15/2025(b)	2,853,000	2,601,066
Vedanta Resources Ltd. (India), 6.38%, 07/30/2022(b)	3,108,000	1,799,066
		5,444,422
Diversified REITs–1.14%
Colony Capital, Inc.,
Conv., 3.88%, 01/15/2021	240,000	222,436
5.00%, 04/15/2023	2,808,000	2,225,754
iStar, Inc., 4.75%, 10/01/2024	6,250,000	5,641,281
	Principal Amount	Value
Diversified REITs–(continued)
VICI Properties L.P./VICI Note Co., Inc.,
3.50%, 02/15/2025(b)	$1,072,000	$1,034,314
3.75%, 02/15/2027(b)	1,077,000	1,041,831
4.13%, 08/15/2030(b)	1,077,000	1,041,831
		11,207,447
Diversified Support Services–0.16%
IAA, Inc., 5.50%, 06/15/2027(b)	1,528,000	1,554,457
Electric Utilities–0.74%
DPL, Inc., 4.35%, 04/15/2029	2,542,000	2,561,176
NRG Energy, Inc.,
6.63%, 01/15/2027	445,000	474,955
5.25%, 06/15/2029(b)	2,360,000	2,577,863
Talen Energy Supply LLC, 7.63%, 06/01/2028(b)	1,706,000	1,727,496
		7,341,490
Electrical Components & Equipment–0.62%
EnerSys,
5.00%, 04/30/2023(b)	3,451,000	3,450,638
4.38%, 12/15/2027(b)	193,000	189,743
WESCO Distribution, Inc., 7.25%, 06/15/2028(b)	2,441,000	2,422,546
		6,062,927
Electronic Equipment & Instruments–0.36%
MTS Systems Corp., 5.75%, 08/15/2027(b)	3,908,000	3,531,113
Environmental & Facilities Services–0.35%
GFL Environmental, Inc. (Canada), 7.00%, 06/01/2026(b)	625,000	660,037
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	2,785,000	2,761,119
		3,421,156
Fertilizers & Agricultural Chemicals–0.23%
OCI N.V. (Netherlands), 6.63%, 04/15/2023(b)	2,223,000	2,278,575
Food Retail–0.87%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC,
7.50%, 03/15/2026(b)	2,024,000	2,264,026
4.63%, 01/15/2027(b)	317,000	322,486
5.88%, 02/15/2028(b)	2,191,000	2,350,253
Simmons Foods, Inc., 5.75%, 11/01/2024(b)	3,929,000	3,683,850
		8,620,615
Forest Products–0.42%
Norbord, Inc. (Canada), 5.75%, 07/15/2027(b)	4,166,000	4,123,590
Gas Utilities–0.59%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 08/20/2026	2,485,000	2,641,095
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.50%, 06/01/2024	2,685,000	2,720,214
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value
Gas Utilities–(continued)
Superior Plus L.P./Superior General Partner, Inc. (Canada), 7.00%, 07/15/2026(b)	$426,000	$436,037
		5,797,346
Health Care Facilities–2.31%
Acadia Healthcare Co., Inc.,
5.63%, 02/15/2023	2,000	2,000
6.50%, 03/01/2024	3,255,000	3,302,466
Community Health Systems, Inc.,
9.88%, 06/30/2023(b)(g)	1,660,000	1,334,051
6.63%, 02/15/2025(b)	2,480,000	2,400,950
8.00%, 03/15/2026(b)	3,229,000	3,161,885
Encompass Health Corp., 4.75%, 02/01/2030	1,232,000	1,252,802
HCA, Inc.,
5.38%, 02/01/2025	2,630,000	2,893,776
5.88%, 02/15/2026	748,000	839,065
5.38%, 09/01/2026	1,437,000	1,596,011
5.50%, 06/15/2047	1,130,000	1,355,720
Tenet Healthcare Corp.,
8.13%, 04/01/2022	3,174,000	3,323,892
7.50%, 04/01/2025(b)	1,152,000	1,261,440
		22,724,058
Health Care REITs–0.32%
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027REIT	3,050,000	3,162,560
Health Care Services–0.85%
DaVita, Inc., 4.63%, 06/01/2030(b)	1,701,000	1,698,874
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	5,801,000	4,922,496
Team Health Holdings, Inc., 6.38%, 02/01/2025(b)	3,167,000	1,768,912
		8,390,282
Home Improvement Retail–0.17%
Hillman Group, Inc. (The), 6.38%, 07/15/2022(b)	1,874,000	1,694,536
Homebuilding–2.03%
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/2027(b)	4,296,000	4,414,956
KB Home, 4.80%, 11/15/2029	2,227,000	2,254,114
Lennar Corp.,
8.38%, 01/15/2021	867,000	898,320
5.25%, 06/01/2026	990,000	1,067,774
Mattamy Group Corp. (Canada), 5.25%, 12/15/2027(b)	2,060,000	2,004,638
Meritage Homes Corp., 5.13%, 06/06/2027	2,788,000	2,881,565
PulteGroup, Inc., 6.38%, 05/15/2033	87,000	99,095
Taylor Morrison Communities, Inc.,
6.63%, 07/15/2027(b)	4,406,000	4,384,455
5.75%, 01/15/2028(b)	2,034,000	2,010,731
		20,015,648
Hotel & Resort REITs–0.23%
Service Properties Trust, 4.95%, 10/01/2029	2,800,000	2,244,580
	Principal Amount	Value
Hotels, Resorts & Cruise Lines–0.45%
Carnival Corp., 11.50%, 04/01/2023(b)	$2,246,000	$2,397,253
Royal Caribbean Cruises Ltd.,
10.88%, 06/01/2023(b)	1,541,000	1,612,184
11.50%, 06/01/2025(b)	384,000	407,498
		4,416,935
Household Products–1.28%
Energizer Holdings, Inc.,
6.38%, 07/15/2026(b)	578,000	614,030
7.75%, 01/15/2027(b)	2,083,000	2,275,292
Reynolds Group Issuer, Inc./LLC, 7.00%, 07/15/2024(b)	3,834,000	3,863,349
Spectrum Brands, Inc., 5.75%, 07/15/2025	5,658,000	5,852,437
		12,605,108
Housewares & Specialties–0.14%
Newell Brands, Inc., 4.88%, 06/01/2025	1,341,000	1,394,372
Human Resource & Employment Services–0.19%
ASGN, Inc., 4.63%, 05/15/2028(b)	1,926,000	1,839,686
Independent Power Producers & Energy Traders–0.39%
AES Corp. (The), 5.50%, 04/15/2025	1,569,000	1,613,112
Calpine Corp., 5.50%, 02/01/2024	2,200,000	2,223,353
		3,836,465
Industrial Machinery–1.81%
Clark Equipment Co. (South Korea), 5.88%, 06/01/2025(b)	1,119,000	1,159,564
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)	7,661,000	6,445,620
EnPro Industries, Inc., 5.75%, 10/15/2026	4,997,000	4,927,342
Mueller Industries, Inc., 6.00%, 03/01/2027	5,570,000	5,283,479
		17,816,005
Integrated Oil & Gas–2.45%
Cenovus Energy, Inc. (Canada), 4.25%, 04/15/2027	3,849,000	3,498,374
Occidental Petroleum Corp.,
2.70%, 08/15/2022	4,148,000	3,814,916
2.90%, 08/15/2024	2,506,000	2,004,800
3.20%, 08/15/2026	5,350,000	3,930,645
3.50%, 08/15/2029	1,394,000	944,435
6.20%, 03/15/2040	2,647,000	1,819,813
4.10%, 02/15/2047	3,670,000	2,146,950
Petrobras Global Finance B.V. (Brazil), 5.75%, 02/01/2029	4,851,000	4,878,820
Petroleos Mexicanos (Mexico), 5.95%, 01/28/2031(b)	1,330,000	1,083,817
		24,122,570
Integrated Telecommunication Services–2.74%
Altice France Holding S.A. (Luxembourg), 10.50%, 05/15/2027(b)	2,953,000	3,285,212
Altice France S.A. (France), 7.38%, 05/01/2026(b)	4,808,000	5,083,571
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value
Integrated Telecommunication Services–(continued)
CommScope, Inc., 8.25%, 03/01/2027(b)	$5,981,000	$6,249,039
Embarq Corp., 8.00%, 06/01/2036	3,195,000	3,416,509
Frontier Communications Corp.,
10.50%, 09/15/2022(c)	9,954,000	3,494,003
11.00%, 09/15/2025(c)	4,028,000	1,432,458
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	731,000	818,585
7.20%, 07/18/2036	2,822,000	3,240,361
		27,019,738
Interactive Media & Services–1.26%
Cable Onda S.A. (Panama), 4.50%, 01/30/2030(b)	1,575,000	1,542,736
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)	5,021,000	4,193,339
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 08/15/2026(b)	3,456,000	2,755,607
6.63%, 08/15/2027(b)	6,543,000	3,952,070
		12,443,752
Internet & Direct Marketing Retail–0.24%
QVC, Inc., 5.45%, 08/15/2034	2,800,000	2,373,000
Internet Services & Infrastructure–0.03%
EIG Investors Corp., 10.88%, 02/01/2024	323,000	300,482
Leisure Facilities–0.05%
Viking Cruises Ltd., 13.00%, 05/15/2025(b)	483,000	524,055
Leisure Products–0.32%
Mattel, Inc., 6.75%, 12/31/2025(b)	3,041,000	3,178,164
Managed Health Care–0.58%
Centene Corp.,
5.38%, 06/01/2026(b)	2,317,000	2,455,580
5.38%, 08/15/2026(b)	1,267,000	1,344,414
4.63%, 12/15/2029	1,816,000	1,963,368
		5,763,362
Metal & Glass Containers–0.86%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 02/15/2025(b)	1,244,000	1,284,057
Flex Acquisition Co., Inc., 7.88%, 07/15/2026(b)	3,162,000	3,171,185
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027(b)	962,000	1,014,910
Trivium Packaging Finance B.V. (Netherlands),
5.50%, 08/15/2026(b)	2,134,000	2,243,709
8.50%, 08/15/2027(b)	708,000	748,579
		8,462,440
Movies & Entertainment–1.50%
AMC Entertainment Holdings, Inc.,
5.75%, 06/15/2025	4,931,000	1,306,715
6.13%, 05/15/2027	3,873,000	997,298
AMC Entertainment, Inc., 10.50%, 04/15/2025(b)	5,131,000	4,540,935
	Principal Amount	Value
Movies & Entertainment–(continued)
Netflix, Inc.,
5.88%, 11/15/2028	$3,418,000	$3,897,152
5.38%, 11/15/2029(b)	3,645,000	4,054,734
		14,796,834
Office Services & Supplies–0.10%
Pitney Bowes, Inc., 5.70%, 04/01/2023	1,266,000	969,940
Oil & Gas Drilling–0.53%
Diamond Offshore Drilling, Inc., 4.88%, 11/02/2043(c)	1,582,000	183,046
Ensign Drilling, Inc. (Canada), 9.25%, 04/15/2024(b)	2,797,000	1,184,012
Precision Drilling Corp. (Canada),
7.75%, 12/15/2023	712,000	387,965
5.25%, 11/15/2024	2,608,000	1,349,366
Transocean, Inc.,
8.00%, 02/01/2027(b)	934,000	518,370
7.50%, 04/15/2031	4,178,000	1,323,799
Valaris PLC (Saudi Arabia), 7.75%, 02/01/2026	4,109,000	315,756
		5,262,314
Oil & Gas Equipment & Services–0.30%
Calfrac Holdings L.P. (Canada),
10.88%, 03/15/2026(b)	716,100	179,025
8.50%, 06/15/2026(b)	1,349,000	53,960
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 11/01/2028(b)	1,800,000	1,545,408
SESI LLC, 7.13%, 12/15/2021(b)	2,904,000	1,199,715
		2,978,108
Oil & Gas Exploration & Production–4.62%
Apache Corp.,
5.10%, 09/01/2040	3,212,000	2,578,350
4.75%, 04/15/2043	698,000	542,233
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/2022(b)	2,671,000	2,345,445
California Resources Corp., 8.00%, 12/15/2022(b)	4,503,000	90,060
Callon Petroleum Co.,
6.13%, 10/01/2024	3,325,000	1,107,641
6.38%, 07/01/2026	1,434,000	406,625
Centennial Resource Production LLC, 6.88%, 04/01/2027(b)	875,000	421,833
Chesapeake Energy Corp., 11.50%, 01/01/2025(b)	1,377,000	106,717
CNX Resources Corp., 7.25%, 03/14/2027(b)	1,125,000	1,066,674
Comstock Resources, Inc., 9.75%, 08/15/2026	1,423,000	1,327,609
Continental Resources, Inc.,
4.50%, 04/15/2023	3,968,000	3,691,430
3.80%, 06/01/2024	608,000	532,000
Denbury Resources, Inc., 5.50%, 05/01/2022	3,015,000	120,600
Endeavor Energy Resources L.P./EER Finance, Inc., 5.75%, 01/30/2028(b)	1,215,000	1,188,956
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
EP Energy LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/2024(b)(c)	$3,430,000	$68,600
EQT Corp.,
6.13%, 02/01/2025	896,000	918,575
3.90%, 10/01/2027	1,112,000	979,255
7.00%, 02/01/2030	1,144,000	1,216,215
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	6,911,000	6,180,093
7.75%, 02/01/2028	1,404,000	1,314,797
Gulfport Energy Corp.,
6.63%, 05/01/2023	2,964,000	1,922,184
6.00%, 10/15/2024	3,518,000	2,069,024
Laredo Petroleum, Inc., 10.13%, 01/15/2028	1,245,000	856,840
MEG Energy Corp. (Canada), 6.50%, 01/15/2025(b)	1,909,000	1,882,809
Oasis Petroleum, Inc., 6.88%, 03/15/2022	1,100,000	211,997
PDC Energy, Inc., 5.75%, 05/15/2026	845,000	783,235
QEP Resources, Inc.,
5.25%, 05/01/2023	1,561,000	836,111
5.63%, 03/01/2026	1,239,000	665,151
Range Resources Corp., 4.88%, 05/15/2025	2,564,000	2,152,157
SM Energy Co., 6.63%, 01/15/2027	2,124,000	1,094,720
Southwestern Energy Co.,
7.50%, 04/01/2026	1,692,000	1,561,978
7.75%, 10/01/2027	1,800,000	1,684,179
Whiting Petroleum Corp.,
5.75%, 03/15/2021(c)	2,920,000	351,305
6.25%, 04/01/2023(c)	2,971,000	341,665
6.63%, 01/15/2026(c)	3,760,000	444,263
WPX Energy, Inc.,
5.75%, 06/01/2026	1,856,000	1,861,392
5.25%, 10/15/2027	462,000	451,520
4.50%, 01/15/2030	220,000	202,056
		45,576,294
Oil & Gas Refining & Marketing–1.83%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.63%, 01/15/2022	5,185,000	4,795,788
EnLink Midstream Partners L.P., 5.60%, 04/01/2044	2,117,000	1,286,998
NuStar Logistics L.P., 6.00%, 06/01/2026	4,647,000	4,471,994
Parkland Corp. (Canada), 6.00%, 04/01/2026(b)	4,302,000	4,400,881
PBF Holding Co. LLC/PBF Finance Corp.,
9.25%, 05/15/2025(b)	725,000	786,785
6.00%, 02/15/2028(b)	2,726,000	2,298,332
		18,040,778
Oil & Gas Storage & Transportation–2.87%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.75%, 01/15/2028(b)	4,162,000	3,266,983
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, 04/01/2025	1,404,000	1,310,093
	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
DCP Midstream Operating L.P., 5.38%, 07/15/2025	$2,934,000	$2,846,523
EQM Midstream Partners L.P., 5.50%, 07/15/2028	2,647,000	2,452,565
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(b)	1,095,000	1,081,143
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	5,764,000	4,023,070
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.13%, 02/01/2025	3,016,000	3,013,180
5.88%, 04/15/2026	2,638,000	2,690,338
5.50%, 03/01/2030(b)	746,000	741,572
Western Midstream Operating L.P.,
3.10%, 02/01/2025	1,265,000	1,183,559
4.50%, 03/01/2028	740,000	676,878
4.75%, 08/15/2028	3,012,000	2,740,920
Williams Cos., Inc. (The), 7.88%, 09/01/2021	2,127,000	2,292,802
		28,319,626
Other Diversified Financial Services–1.85%
eG Global Finance PLC (United Kingdom),
6.75%, 02/07/2025(b)	3,100,000	3,146,174
8.50%, 10/30/2025(b)	1,474,000	1,540,485
Lions Gate Capital Holdings LLC, 6.38%, 02/01/2024(b)	3,757,000	3,801,652
LPL Holdings, Inc., 5.75%, 09/15/2025(b)	3,003,000	3,131,393
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/2025(b)	6,590,000	6,577,578
		18,197,282
Packaged Foods & Meats–3.04%
B&G Foods, Inc.,
5.25%, 04/01/2025	3,676,000	3,786,666
5.25%, 09/15/2027	991,000	1,019,278
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 01/15/2030(b)	4,218,000	4,385,940
Kraft Heinz Foods Co. (The),
6.88%, 01/26/2039	2,800,000	3,421,682
5.00%, 06/04/2042	2,720,000	2,800,117
5.50%, 06/01/2050(b)	3,526,000	3,683,283
Pilgrim’s Pride Corp., 5.88%, 09/30/2027(b)	2,597,000	2,706,892
Post Holdings, Inc.,
5.63%, 01/15/2028(b)	2,642,000	2,773,611
4.63%, 04/15/2030(b)	2,342,000	2,317,116
TreeHouse Foods, Inc., 6.00%, 02/15/2024(b)	2,964,000	3,045,821
		29,940,406
Paper Packaging–0.17%
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	1,600,000	1,629,000
Paper Products–0.85%
Mercer International, Inc. (Germany), 5.50%, 01/15/2026	2,013,000	1,828,116
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value
Paper Products–(continued)
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	$6,512,000	$6,540,848
		8,368,964
Personal Products–0.13%
Edgewell Personal Care Co., 5.50%, 06/01/2028(b)	1,208,000	1,254,810
Pharmaceuticals–2.83%
Bausch Health Americas, Inc., 9.25%, 04/01/2026(b)	2,613,000	2,907,446
Bausch Health Cos., Inc.,
5.50%, 11/01/2025(b)	1,820,000	1,884,838
9.00%, 12/15/2025(b)	3,441,000	3,774,347
5.75%, 08/15/2027(b)	1,092,000	1,171,181
6.25%, 02/15/2029(b)	3,015,000	3,097,912
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 6.00%, 07/15/2023(b)	5,715,000	4,468,473
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/2025(b)	2,618,000	2,660,543
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 08/15/2026(b)	5,571,000	5,537,936
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	2,346,000	2,397,248
		27,899,924
Property & Casualty Insurance–0.14%
AmWINS Group, Inc., 7.75%, 07/01/2026(b)	1,251,000	1,346,652
Publishing–0.51%
Meredith Corp., 6.88%, 02/01/2026	5,463,000	5,075,974
Railroads–0.90%
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(b)	10,677,000	8,900,828
Real Estate Development–0.02%
China Evergrande Group (China), 8.25%, 03/23/2022(b)	240,000	218,089
Research & Consulting Services–0.21%
Dun & Bradstreet Corp. (The), 10.25%, 02/15/2027(b)	1,858,000	2,071,326
Restaurants–0.79%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.00%, 10/15/2025(b)	2,663,000	2,698,405
IRB Holding Corp.,
7.00%, 06/15/2025(b)	846,000	879,840
6.75%, 02/15/2026(b)	4,432,000	4,165,238
		7,743,483
Security & Alarm Services–0.68%
Brink’s Co. (The), 4.63%, 10/15/2027(b)	3,983,000	3,736,870
Garda World Security Corp. (Canada), 9.50%, 11/01/2027(b)	1,507,000	1,567,559
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 04/15/2026(b)	1,335,000	1,378,174
		6,682,603
	Principal Amount	Value
Specialized Consumer Services–0.58%
ServiceMaster Co. LLC (The), 7.45%, 08/15/2027	$5,389,000	$5,731,525
Specialized REITs–0.81%
Iron Mountain US Holdings, Inc., 5.38%, 06/01/2026(b)	355,000	361,280
Iron Mountain, Inc.,
5.75%, 08/15/2024	1,067,000	1,076,992
5.25%, 03/15/2028(b)	4,557,000	4,635,904
Rayonier A.M. Products, Inc., 5.50%, 06/01/2024(b)	4,162,000	1,929,691
		8,003,867
Specialty Chemicals–0.77%
Element Solutions, Inc., 5.88%, 12/01/2025(b)	3,778,000	3,892,945
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(b)	3,689,000	3,648,200
		7,541,145
Specialty Stores–0.36%
Sally Holdings LLC/Sally Capital, Inc., 8.75%, 04/30/2025(b)	3,271,000	3,565,390
Steel–0.15%
Cleveland-Cliffs, Inc., 9.88%, 10/17/2025(b)	1,392,000	1,454,640
Systems Software–0.11%
Banff Merger Sub, Inc., 9.75%, 09/01/2026(b)	1,030,000	1,037,050
Technology Hardware, Storage & Peripherals–0.54%
Dell International LLC/EMC Corp.,
7.13%, 06/15/2024(b)	3,499,000	3,637,858
8.10%, 07/15/2036(b)	818,000	992,727
Exela Intermediate LLC/Exela Finance, Inc., 10.00%, 07/15/2023(b)	830,000	145,250
Presidio Holdings, Inc., 8.25%, 02/01/2028(b)	550,000	544,844
		5,320,679
Textiles–0.33%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 7.50%, 05/01/2025(b)	5,094,000	3,209,220
Thrifts & Mortgage Finance–0.07%
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027(b)	773,000	697,513
Trading Companies & Distributors–1.83%
AerCap Global Aviation Trust (Ireland), 6.50% (3 mo. USD LIBOR + 4.30%), 06/15/2045(b)(h)	3,288,000	2,455,314
BMC East LLC, 5.50%, 10/01/2024(b)	4,521,000	4,548,781
Herc Holdings, Inc., 5.50%, 07/15/2027(b)	4,747,000	4,637,368
United Rentals North America, Inc.,
5.88%, 09/15/2026	2,084,000	2,194,775
6.50%, 12/15/2026	1,487,000	1,592,674
5.25%, 01/15/2030	2,478,000	2,589,052
		18,017,964
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value
Trucking–0.58%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.25%, 03/15/2025(b)	$3,890,000	$3,131,450
10.50%, 05/15/2025(b)	2,274,000	2,541,195
		5,672,645
Wireless Telecommunication Services–3.15%
Digicel Group One Ltd. (Jamaica), 8.25%, 12/30/2022(b)	1,698,000	1,112,190
Digicel Group Two Ltd. (Jamaica), 8.25%, 09/30/2022(b)	1,602,000	88,110
Intelsat (Luxembourg) S.A. (Luxembourg), 7.75%, 06/01/2021(c)	2,609,000	150,018
Intelsat Connect Finance S.A. (Luxembourg), 9.50%, 02/15/2023(b)(c)	1,873,000	474,103
Oztel Holdings SPC Ltd. (Oman), 5.63%, 10/24/2023(b)	3,188,000	3,086,701
Sprint Capital Corp., 8.75%, 03/15/2032	1,730,000	2,490,880
Sprint Communications, Inc., 11.50%, 11/15/2021	3,000,000	3,357,825
Sprint Corp.,
7.88%, 09/15/2023	9,559,000	10,874,366
7.63%, 02/15/2025	2,028,000	2,371,492
7.63%, 03/01/2026	1,837,000	2,199,468
T-Mobile USA, Inc., 6.50%, 01/15/2026	4,609,000	4,874,548
		31,079,701
Total U.S. Dollar Denominated Bonds & Notes (Cost $995,991,453)		894,248,484

Asset-Backed Securities–1.88%
Apidos CLO XV, Series 2013-15A, Class CRR, 2.99% (3 mo. USD LIBOR + 1.85%), 04/20/2031(b)(h)	3,478,000	3,223,687
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-1A, Class C, 3.89% (3 mo. USD LIBOR + 2.75%), 04/18/2032(b)(h)	3,280,000	3,181,859
Series 2019-3A, Class C, 4.73% (3 mo. USD LIBOR + 2.85%), 10/21/2032(b)(h)	2,319,000	2,276,688
Magnetite XXIII Ltd., Series 2019-23A, Class C, 3.39% (3 mo. USD LIBOR + 2.40%), 10/25/2032(b)(h)	3,469,000	3,421,568
Neuberger Berman Loan Advisers CLO 34 Ltd., Series 2019-34A, Class C1, 3.74% (3 mo. USD LIBOR + 2.60%), 01/20/2033(b)(h)	3,455,000	3,439,030
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	3,223,920	3,007,861
Total Asset-Backed Securities (Cost $19,106,942)		18,550,693
Variable Rate Senior Loan Interests–1.79%(i)
Apparel Retail–0.27%
Michaels Stores, Inc., Term Loan, 3.57% (1 mo. USD LIBOR + 2.50%), 01/30/2023(h)	2,991,443	2,620,011
Auto Parts & Equipment–0.19%
Adient US LLC, 4.70% (3 mo. USD LIBOR + 4.25%), 05/06/2024(h)	2,000,000	1,902,000
	Principal Amount		Value
Cable & Satellite–0.23%
Altice Financing S.A. (Luxembourg), Term Loan, 2.93% (1 mo. USD LIBOR + 2.75%), 07/15/2025(h)		$2,437,436	$2,315,259
Internet Services & Infrastructure–0.30%
Rackspace Hosting, Inc., Term Loan B, 4.00% (2 mo. USD LIBOR + 3.00%), 11/03/2023(h)		2,992,308	2,921,570
Personal Products–0.19%
KIK Custom Products, Inc. (Canada), 5.00% (3 mo. USD LIBOR + 4.00%), 05/15/2023(h)		2,000,000	1,917,880
Pharmaceuticals–0.31%
Valeant Pharmaceuticals International, Inc. (Canada), First Lien Incremental Term Loan, 2.92% (1 mo. USD LIBOR + 2.75%), 11/27/2025(h)		3,125,943	3,060,298
Security & Alarm Services–0.30%
Garda World Security Corp. (Canada), Term Loan, 4.93% (3 mo. USD LIBOR + 4.75%), 10/30/2026(h)		3,000,000	2,937,000
Total Variable Rate Senior Loan Interests (Cost $16,929,901)			17,674,018
Non-U.S. Dollar Denominated Bonds & Notes–0.86%(j)
Construction & Engineering–0.12%
Sarens Finance Co. NV (Belgium), 5.75%, 02/21/2027(b)	EUR	1,425,000	1,153,148
Diversified Banks–0.23%
Erste Group Bank AG (Austria), 6.50%(b)(f)	EUR	2,000,000	2,314,984
Food Retail–0.26%
Iceland Bondco PLC (United Kingdom), 4.63%, 03/15/2025(b)	GBP	2,350,000	2,524,956
Highways & Railtracks–0.10%
Rubis Terminal Infra S.A.S (France), 5.63%, 05/15/2025(b)	EUR	850,000	974,127
Other Diversified Financial Services–0.02%
eG Global Finance PLC (United Kingdom), 6.25%, 10/30/2025(b)	EUR	200,000	222,302
Paper Packaging–0.06%
M&G Finance Luxembourg S.A. (Italy), 5.16%(c)(f)	EUR	4,100,000	546,145
Pharmaceuticals–0.06%
Nidda Healthcare Holding GmbH (Germany), 3.50%, 09/30/2024(b)	EUR	550,000	598,344
Textiles–0.01%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 5.38%, 05/01/2023(b)	EUR	200,000	132,096
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $9,610,805)			8,466,102
U.S. Treasury Securities–0.71%
U.S. Treasury Bills–0.71%
0.10% - 0.40%, 09/03/2020 (Cost $7,009,621)(k)(l)		7,011,000	7,008,305
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value

Agency Credit Risk Transfer Notes–0.06%
Freddie Mac Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 3.42% (1 mo. USD LIBOR + 3.25%), 10/15/2049 (Cost $747,000)(b)(h)	$747,000	$565,053
	Shares
Common Stocks & Other Equity Interests–0.00%
Diversified Support Services–0.00%
ACC Claims Holdings LLC(d)(m)	4,130,550	4
Integrated Telecommunication Services–0.00%
Ventelo Ltd. (United Kingdom)(d)(m)	73,021	0
Leisure Products–0.00%
HF Holdings, Inc.(d)(m)	36,820	0
Total Common Stocks & Other Equity Interests (Cost $6,861,055)		4
Shares		Value
Money Market Funds–1.45%
Invesco Government & Agency Portfolio, Institutional Class, 0.11%(n)(o)	3,305,944	$3,305,944
Invesco Liquid Assets Portfolio, Institutional Class, 0.43%(n)(o)	7,204,703	7,211,188
Invesco Treasury Portfolio, Institutional Class, 0.08%(n)(o)	3,778,222	3,778,222
Total Money Market Funds (Cost $14,295,354)		14,295,354
TOTAL INVESTMENTS IN SECURITIES–97.50% (Cost $1,070,552,131)		960,808,013
OTHER ASSETS LESS LIABILITIES—2.50%		24,609,108
NET ASSETS–100.00%		$985,417,121
Investment Abbreviations:
CLO	– Collateralized Loan Obligation
Conv.	– Convertible
EUR	– Euro
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $530,501,665, which represented 53.84% of the Fund’s Net Assets.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2020 was $13,190,679, which represented 1.34% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(f)	Perpetual bond with no specified maturity date.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2020.
(i)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(j)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(k)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements.
(l)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(m)	Non-income producing security.
(n)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2020.

	Value February 29, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Invesco Senior Loan ETF *	$16,338,570	$-	$(14,197,599)	$520,100	$(2,661,071)	$-	$59,269
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	12,220,019	49,718,277	(58,632,352)	-	-	3,305,944	9,608
Invesco Liquid Assets Portfolio, Institutional Class	9,419,290	41,477,262	(43,690,811)	(921)	6,368	7,211,188	16,342
Invesco Treasury Portfolio, Institutional Class	13,965,736	56,820,888	(67,008,402)	-	-	3,778,222	9,076
Total	$51,943,615	$148,016,427	$(183,529,164)	$519,179	$(2,654,703)	$14,295,354	$94,295

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

*	At May 31, 2020, this security was no longer held.

(o)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/28/2020	Barclays Capital	GBP	853,000	USD	1,052,420	$(1,399)
08/28/2020	Goldman Sachs International	EUR	8,743,000	USD	9,616,539	(106,379)
Total Forward Foreign Currency Contracts						$(107,778)

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit iTraxx Europe Crossover Index, Series 33, Version 1	Sell	5.00%	Quarterly	06/20/2025	4.290%	EUR	20,000,000	$377,002	$682,747	$305,746
Credit Risk
Markit CDX North America High Yield Index, Series 34, Version 3	Buy	(5.00)	Quarterly	06/20/2025	5.487%	USD	18,620,000	1,394,003	377,620	(1,016,383)
Total Centrally Cleared Credit Default Swap Agreements								$1,771,005	$1,060,367	$(710,637)

(a)	Implied credit spreads represent the current level, as of May 31, 2020, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$894,248,484	$—	$894,248,484
Asset-Backed Securities	—	18,550,693	—	18,550,693
Variable Rate Senior Loan Interests	—	17,674,018	—	17,674,018
Non-U.S. Dollar Denominated Bonds & Notes	—	8,466,102	—	8,466,102
U.S. Treasury Securities	—	7,008,305	—	7,008,305
Agency Credit Risk Transfer Notes	—	565,053	—	565,053
Common Stocks & Other Equity Interests	—	—	4	4
Money Market Funds	14,295,354	—	—	14,295,354
Investments Matured	—	60,685	—	60,685
Total Investments in Securities	14,295,354	946,573,340	4	960,868,698
Other Investments - Assets*
Investments Matured	—	—	0	0
Swap Agreements	—	305,746	—	305,746
	—	305,746	0	305,746
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(107,778)	—	(107,778)
Swap Agreements	—	(1,016,383)	—	(1,016,383)
	—	(1,124,161)	—	(1,124,161)
Total Other Investments	—	(818,415)	—	(818,415)
Total Investments	$14,295,354	$945,754,925	$4	$960,050,283

*	Forward foreign currency contracts and swap agreements are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco High Yield Fund